Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Automobile Components — 1.8%
Gentex Corp.	4,852	137,300
Gentherm, Inc. *	1,127	38,399
		175,699
Banks — 18.3%
Beacon Financial Corp.	3,886	92,129
Citizens Financial Group, Inc.	5,429	288,625
CVB Financial Corp.	1,960	37,075
First Hawaiian, Inc.	4,569	113,452
FNB Corp.	16,975	273,462
Hope Bancorp, Inc.	5,641	60,752
KeyCorp	20,238	378,241
Old National Bancorp	14,459	317,379
Simmons First National Corp., Class A	1,262	24,195
United Bankshares, Inc.	1,257	46,776
Valley National Bancorp	7,245	76,800
WaFd, Inc.	3,097	93,803
		1,802,689
Beverages — 0.9%
Primo Brands Corp.	4,218	93,219
Building Products — 2.3%
Resideo Technologies, Inc. *	5,255	226,925
Chemicals — 4.3%
Cabot Corp.	1,868	142,035
Celanese Corp.	2,898	121,948
Koppers Holdings, Inc.	931	26,062
Olin Corp.	5,260	131,450
		421,495
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	1,017	46,897
Brink's Co. (The)	1,428	166,848
MillerKnoll, Inc.	2,764	49,047
		262,792
Construction & Engineering — 1.6%
Granite Construction, Inc.	1,452	159,163
Containers & Packaging — 7.7%
Amcor plc	44,817	366,601
Graphic Packaging Holding Co. (a)	14,270	279,260
Greif, Inc., Class A	1,155	69,039
Silgan Holdings, Inc.	1,031	44,346
		759,246
Distributors — 1.7%
LKQ Corp.	5,508	168,215

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.6%
Frontdoor, Inc. *	881	59,245
Diversified REITs — 0.5%
Broadstone Net Lease, Inc.	2,920	52,178
Electric Utilities — 2.3%
Portland General Electric Co.	4,308	189,554
TXNM Energy, Inc.	606	34,254
		223,808
Electrical Equipment — 1.7%
Sensata Technologies Holding plc	5,616	171,565
Energy Equipment & Services — 1.2%
Patterson-UTI Energy, Inc.	15,435	79,956
TETRA Technologies, Inc. *	6,028	34,661
		114,617
Financial Services — 2.4%
NCR Atleos Corp. *	1,959	77,018
Radian Group, Inc.	1,945	70,434
Shift4 Payments, Inc., Class A * (a)	1,138	88,120
		235,572
Food Products — 1.2%
Flowers Foods, Inc.	8,877	115,841
Gas Utilities — 3.9%
Southwest Gas Holdings, Inc.	905	70,907
Spire, Inc.	1,618	131,942
UGI Corp.	5,348	177,863
		380,712
Health Care Equipment & Supplies — 5.2%
CONMED Corp.	1,483	69,714
Dentsply Sirona, Inc.	9,600	121,822
Envista Holdings Corp. *	3,611	73,559
ICU Medical, Inc. *	1,170	140,370
Integra LifeSciences Holdings Corp. *	3,314	47,490
Teleflex, Inc.	487	59,617
		512,572
Health Care Providers & Services — 1.6%
Ensign Group, Inc. (The)	933	161,229
Health Care REITs — 3.9%
Healthpeak Properties, Inc.	20,253	387,849
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	1,463	9,817
Pebblebrook Hotel Trust	5,485	62,475
		72,292

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.1%
Marriott Vacations Worldwide Corp.	1,564	104,112
Household Durables — 0.3%
Tri Pointe Homes, Inc. *	755	25,639
Household Products — 2.1%
Energizer Holdings, Inc.	3,151	78,430
Reynolds Consumer Products, Inc. (a)	5,176	126,646
		205,076
Industrial REITs — 1.7%
Americold Realty Trust, Inc.	13,757	168,383
Lineage, Inc.	103	3,988
		172,371
Insurance — 6.6%
Assured Guaranty Ltd.	839	71,054
Axis Capital Holdings Ltd.	448	42,918
CNO Financial Group, Inc.	3,591	142,011
Horace Mann Educators Corp.	1,895	85,626
Kemper Corp.	3,001	154,694
White Mountains Insurance Group Ltd.	91	151,672
		647,975
Machinery — 7.2%
AGCO Corp.	2,216	237,279
Hillenbrand, Inc.	3,301	89,267
JBT Marel Corp.	484	68,025
Kennametal, Inc.	1,231	25,763
Terex Corp.	2,739	140,527
Timken Co. (The)	1,663	124,994
Toro Co. (The)	353	26,882
		712,737
Marine Transportation — 0.5%
Matson, Inc.	487	47,962
Media — 0.4%
TEGNA, Inc.	2,068	42,033
Multi-Utilities — 1.0%
Black Hills Corp.	1,116	68,760
Northwestern Energy Group, Inc.	462	27,064
		95,824
Oil, Gas & Consumable Fuels — 3.0%
Devon Energy Corp.	5,796	203,201
Range Resources Corp.	2,358	88,755
		291,956
Pharmaceuticals — 0.4%
Perrigo Co. plc	1,691	37,660

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 3.0%
Concentrix Corp.	1,740	80,297
Maximus, Inc.	1,466	133,921
Science Applications International Corp.	830	82,479
		296,697
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc *	2,308	36,748
Retail REITs — 1.5%
Kite Realty Group Trust	6,513	145,248
Software — 0.8%
NCR Voyix Corp. *	6,151	77,194
Specialized REITs — 0.4%
Rayonier, Inc.	1,441	38,233
Specialty Retail — 1.4%
Advance Auto Parts, Inc. (a)	2,243	137,700
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	252	13,168
Hanesbrands, Inc. *	6,625	43,661
		56,829
Trading Companies & Distributors — 0.9%
MRC Global, Inc. *	3,332	48,053
MSC Industrial Direct Co., Inc., Class A	468	43,113
		91,166
Total Common Stocks (Cost $8,165,001)		9,820,083
Short-Term Investments — 1.0%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $30,853)	30,845	30,857
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $70,409)	70,409	70,409
Total Short-Term Investments (Cost $101,262)		101,266
Total Investments — 100.8% (Cost $8,266,263)		9,921,349
Liabilities in Excess of Other Assets — (0.8)%		(76,748)
NET ASSETS — 100.0%		9,844,601

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $67,935.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,921,349	$—	$—	$9,921,349

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$21,135	$408,650	$398,940	$9	$3	$30,857	30,845	$523	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	132	330,175	259,898	—	—	70,409	70,409	352	—
Total	$21,267	$738,825	$658,838	$9	$3	$101,266		$875	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.